Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current tax liabilities, current	€ 344	€ 823	€ 597
Deferred tax asset recognized	160,000	€ 117,100
ARGENX BVBA
Disclosure of subsidiaries [line items]
Current tax liabilities, current	300
Additional tax deductible costs	€ 79,900